Nature of Operations - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 16, 2015	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Nature Of Operations [Line Items]
Date of incorporation	Mar. 16, 2015
Retained earnings accumulated deficit		$ 82,586	$ 75,401	$ 65,505
Commitement to contribute cash			$ 2,800
Parent Company [Member]
Nature Of Operations [Line Items]
Percentage of ownership in the company			99.60%	99.70%